Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 5,205	$ 3,408	$ 1,479
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,339	1,266	1,059
Provision for loan losses	1,423	1,883	2,953
Accretion of loan purchase discount	(483)	(404)	(1,150)
Stock based compensation expense	455	323	255
Amortization of other intangible assets	14	14	13
Net amortization of premiums on investment securities	400	371	445
Change in cash surrender value of bank-owned life insurance	(341)	(323)	(152)
Net gain on sales of investment securities	(34)
Gain on sales of loans held for sale	(641)	(632)	(248)
Net gain on sales of other real estate owned	(10)	(20)	(61)
Writedowns of other real estate owned		249	48
Net originations of loans held for sale	(45,441)	(35,895)	(16,606)
Proceeds from sales of loans held for sale	39,275	37,294	14,036
Decrease (increase) in accrued interest receivable and other assets	712	(2,076)	(338)
Increase (decrease) in accrued expenses and other liabilities	360	683	(100)
Net cash provided by operating activities	2,233	6,141	1,633
Cash flows from investing activities:
Purchases of securities available for sale	(310,983)	(146,787)	(242,462)
Sales of securities available for sale	300,981	120,000	239,997
Proceeds from maturities, calls and pay downs of investment securities	10,334	9,664	15,401
Purchases of non-marketable equity securities, net	(1,425)	(125)	(1,554)
Net loans originated	(109,175)	(98,513)	(102,640)
Purchases of bank-owned life insurance	(7,006)	(5,000)	(5,000)
Net additions to bank premises and equipment	(2,243)	(576)	(909)
Proceeds from sales of other real estate owned	2,817	1,566	1,462
Net cash used in investing activities	(116,700)	(119,771)	(95,705)
Cash flows from financing activities:
Net change in deposits	64,805	126,036	83,144
Net increase in advances from Federal Home Loan Bank	25,000	5,000
Issuance of subordinated notes		5,000
Purchase of common stock held in treasury		(70)
Dividends paid on preferred stock	(80)	(60)	(100)
Proceeds from payments on ESOP Loan	118
Proceeds from issuance of common stock in Initial Public Offering, net of offering cost of $4,574	35,791
Proceeds from issuance of common stock, net offering cost of $61 for the year ended December 31, 2014	5,438	1,210	1,398
Net cash provided by financing activities	131,072	137,116	84,442
Net increase (decrease) in cash and cash equivalents	16,605	23,486	(9,630)
Cash and cash equivalents at beginning of year	76,646	53,160	62,790
Cash and cash equivalents at end of period	93,251	76,646	53,160
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	2,927	2,470	2,300
Cash paid for income taxes	2,750	2,475	900
Supplemental Disclosures of Non Cash Flow Information:
Sale and finance of stock to ESOP	500
Net foreclosure of other real estate owned	$ 1,115	$ 1,154	$ 3,158